Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

Note 10 - Stockholders’ Equity

On March 2, 2018, the Company issued 1,000,000 Units (the “Units”) at a price of $2.50 per Unit for an aggregate purchase price of $2,500,000 pursuant to the terms of a subscription agreement between the Company and an investor. Each Unit consists of (i) one share of the Company’s common stock, and (ii) a detachable warrant to purchase one share of common stock at an exercise price of $2.50 per share exercisable for five years from the date of issuance. The Company estimated the value of the warrants to be approximately $1,088,000 through the Black Scholes Pricing Model. The Company did not pay any commissions in connection with the sale of these Units.

During March 2018, the Company entered into a Share Escrow Agreement (the “Escrow Agreement”) with certain of the Company’s stockholder’s, including entities affiliated with a director of the Company, and the Company’s former president. Pursuant to the terms of the Escrow Agreement, the stockholders party to the agreement placed an aggregate of 240,000 shares of Common Stock in escrow, to be held by the Company until such time as one or more third parties offer to purchase the escrowed shares and the Company approves such purchase or purchases. Seventy-five percent of the proceeds of the sale or sales of the escrowed shares will be paid to the Company and will be used by the Company first to repay any amounts outstanding under the SBA loan, and the remaining 25% of the proceeds will be paid pro rata to the stockholders party to the Escrow Agreement. In connection with the Escrow Agreement, the Company issued 240,000 warrants to purchase common stock to the stockholders party to the Escrow Agreement, which warrants have an exercise price of $6.11 per share and are exercisable for a period of five years.

On October 9, 2017, management of the Company terminated the employment of the Company’s president. In connection with his termination, the Company and former president entered into a Mutual Separation Agreement dated October 9, 2017 (the “Separation Agreement”). Pursuant to the Separation Agreement, the Company and former president agreed that (i) his last day of employment with the Company was October 9, 2017, (ii) he will be paid an aggregate of $97,069 within ten business days after the Company raises an aggregate of $2 million in any combination of public or private debt or equity securities offerings, and (iii) in satisfaction of $240,276 of deferred compensation, the Company will issue 89,092 shares of its common stock within ten business days after the Company raises an aggregate of $2 million in any combination of public or private debt or equity securities offerings. The $97,069 payment has not been rendered and the stock has not been issued as of September 30, 2018. The balances are included in accounts payable – related party.

Series A Preferred Stock

On April 13, 2018, the Company issued 100,000 shares of Series A Preferred stock (“Preferred Stock”) to a related party in return for advisory services rendered to the Company. The fair value of the services rendered was assessed at $300,000.

Dividends

Generally, the holders of the Preferred Stock are entitled to receive if, when, and as declared by the board of directors, an annual non-compounding dividend, payable at the rate of 8% and payable quarterly in arrears in cash, or, at the Company’s option, an annual non-compounding dividend 12%, payable quarterly in arrears in the form of shares of Preferred Stock at a rate of $3.00 per share. Such dividends will begin to accrue as of the date on which the Preferred Stock is issued and will accrue whether or not declared and whether or not there will be funds legally available for the payment of dividends. For the nine months ended September 30, 2018, the Company accrued $11,178 in dividends.

Accrued and unpaid dividends upon conversion will automatically be converted into shares of the Company’s common stock, par value $0.0001 per share. An assumed value of $3.00 per share of common stock will be used to determine the number of shares of common stock to be issued for such accrued and unpaid dividends.

Liquidation Preference

In the event of any liquidation the holders of record of shares of Preferred Stock will be entitled to receive, prior and in preference to any distributions of any assets of the Company to the holders of the common stock out of the assets of the Company legally available therefore, $3.00 per share of Preferred Stock, plus accrued and unpaid dividends on each share of Preferred Stock.

Redemption

At the option of the holder and upon written notice to the Company, the Preferred Stock will be redeemable at any time after August 1, 2018 at the liquidation price plus all declared and unpaid dividends. In addition, the Company will have an ongoing right to purchase all or any portion of the outstanding shares of the Preferred Stock.

Voting Rights

Generally, holders of shares of Preferred Stock are entitled to vote with the holders of common stock as a single class on all matters submitted to a vote of the stockholders and are entitled to 15 votes for each share of Preferred Stock held on the record date for the determination of the stockholders entitled to vote or, if no record date is established, on the date the vote is taken.

Conversion Rights

Each share of Preferred Stock will convert to one fully paid and nonassessable share of the Company’s common stock at any time at the option of the holder or the Company, subject to adjustments for stock dividends, splits, combinations and similar events. If the closing price on all domestic securities exchanges on which the Common Stock may at the time be listed exceeds $6.00 per share for 30 consecutive trading days and the daily trading volume of the common stock is at least 20,000 shares for that same period, each share of Preferred Stock will automatically convert to one share of the Company’s common stock. The conversion rights require the Company to present the Preferred Stock in the mezzanine level of the accompanying balance sheet.

Stock Options

On April 12, 2018, the Company’s board of directors approved the EVO Transportation and Energy Services, Inc. 2018 Stock Incentive Plan (the “2018 Plan”) pursuant to which a total of 4,250,000 shares of common stock have been reserved for issuance to eligible employees, consultants, and directors of the Company. Further, on August 13, 2018, the board of directors approved the Company’s Amended and Restated 2018 Stock Incentive Plan (the “Amended 2018 Plan”), which amends and restates the Company’s 2018 Stock Incentive Plan. The Amended 2018 Plan increased options available for grant to 6,250,000.

The Amended 2018 Plan provides for awards of non-statutory stock options, incentive stock options, and restrictive stock awards within the meaning of Section 422 of the IRC and stock purchase rights to purchase shares of the Company’s common stock.

The Amended 2018 Plan is administered by the board of directors, which has the authority to select the individuals to whom awards will be granted and to determine whether and to what extent stock options and stock purchase rights are to be granted, the number of shares of common stock to be covered by each award, the vesting schedule of stock options (generally straight-line over a period of four years), and all other terms and conditions of each award. Stock options have a maximum term of ten years, and it is the Company’s practice to grant options to employees with exercise prices equal to or greater than the estimated fair market value of its common stock.

The board of directors may suspend or terminate the Amended 2018 Plan or any portion thereof at any time, and may amend the Amended 2018 Plan from time to time in such respects as the board of directors may deem advisable in order that incentive awards under the Amended 2018 Plan will conform to any change in applicable laws or regulations or in any other respect the board of directors may deem to be in the best interests of the Company; provided, however, that no amendments to the Amended 2018 Plan will not be effective without approval of the stockholders of the Company if stockholder approval of the amendment is then required pursuant to Section 422 of the Code or the rules of any stock exchange or Nasdaq or similar regulatory body. No termination, suspension or amendment of the Amended 2018 Plan may adversely affect any outstanding incentive award without the consent of the affected participant.

Restricted stock awards are made by the issuance to the participant of the actual shares represented by that grant. Any shares of restricted stock issued are registered in the name of the participant and bear an appropriate legend referring to the terms, conditions, and restrictions applicable to the award. Shares of restricted stock granted under the Amended 2018 Plan may not be sold, transferred, pledged, or assigned until the termination of the applicable period of restriction. After the last day of the period of restriction, shares of restricted stock become freely transferable by the participant. During the period of restriction, a participant holding shares of restricted stock granted under the Amended 2018 Plan may exercise full voting rights with respect to those shares, unless otherwise specified in the applicable award agreement. As of September 30, 2018, there were no shares of restricted stock outstanding.

The fair value of each award is estimated on the date of grant. Stock option values are estimated using the Black-Scholes option-pricing model, which requires the input of subjective assumptions, including the expected term of the option award, expected stock price volatility, and expected dividends. These estimates involve inherent uncertainties and the application of management’s judgment. For purposes of estimating the expected term of options granted, the Company aggregates option recipients into groups that have similar option exercise behavioral traits. Expected volatilities used in the valuation model are based on the average volatility of the Company’s stock. The risk-free rate for the expected term of the option is based on the United States Treasury yield curve in effect at the time of grant. The valuation model assumes no dividends. The forfeiture rate has been estimated at 5%. During the nine months ended September 30, 2018, the Company has recorded stock-based compensation expense of $792,924 associated with stock options. As of September 30, 2018, the Company has estimated approximately $7,400,000 of future compensation costs related to the unvested portions of outstanding stock options.

The following table presents the activity for options outstanding:

	Incentive	Weighted
	Stock	Average
	Options	Exercise Price
Outstanding - December 31, 2017	-	$-
Granted	4,600,000	2.50
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - September 30, 2018	4,600,000	$2.50

The following table presents the composition of options outstanding and exercisable:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number	Price*	Life*	Number	Price*
$2.50	4,600,000	$2.50	9.67	1,150,000	$2.50
Total - September 30, 2018	4,600,000	$2.50	9.67	1,150,000	$2.50

*	Price and Life reflect the weighted average exercise price and weighted average remaining contractual life, respectively.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used:

(Unaudited)
September 30,
2018
Approximate risk-free rate	2.67 - 2.88%
Average expected life	5 years
Dividend yield	-%
Volatility	103.75% - 109.16%
Estimated fair value of total options granted	$8,194,000

Warrants

The fair value of the warrants is estimated on the date of issuance using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including the expected term of the warrants, expected stock price volatility, and expected dividends. These estimates involve inherent uncertainties and the application of management’s judgment. Expected volatilities used in the valuation model are based on the average volatility of the Company’s stock. The risk-free rate for the expected term of the warrant is based on the United States Treasury yield curve in effect at the time of grant.

(Unaudited)
September 30,
2018
Approximate risk-free rate	2.67 - 2.98%
Average expected life	5 - 10 years
Dividend yield	-%
Volatility	103.75% - 110.91%
Estimated fair value of total warrants granted	$4,701,498

The following table presents the activity for warrants outstanding:

		Weighted
	Number of	Average
	Warrants	Exercise Price
Outstanding - December 31, 2016	-	$-
Issued	103,334	3.00
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2017	103,334	-
Issued	3,057,462	2.79
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - September 30, 2018	3,160,796	$2.79

All of the outstanding warrants are exercisable and have a weighted average remaining contractual life of 9.09.

Note 7 - Stockholders’ Equity

On April 6, 2017, the Company effected a 50-for-1 reverse stock split of its common stock pursuant to which each 50 shares of issued and outstanding common stock became one share of common stock (the “Reverse Split”). No fractional shares were issued as a result of the Reverse Split. All references to numbers of shares of common stock and per share amounts give retroactive effect to the Reverse Split for all periods presented.

During the year ended December 31, 2017, the Company issued 103,334 units for $3.00 per unit, with each unit consisting of one share of common stock and one equity-classified warrant to purchase one share of common stock.

During the year ended December 31,2017, the Company issued 8,791 shares of common stock in connection with the issuance of a senior bridge note.

The fair value of the warrants is estimated on the date of issuance using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including the expected 5 year term of the warrants, expected stock price volatility, and expected dividends. These estimates involve inherent uncertainties and the application of management’s judgment. Expected volatilities used in the valuation model are based on the average volatility of the Company’s stock. The risk-free rate for the expected term of the option is based on the United States Treasury yield curve in effect at the time of grant. The warrants were valued at $77,500 with all of the outstanding warrants exercisable and have a weighted average remaining contractual life of 4.25 years.

In connection with the completion of the Titan Securities Exchange, 104,179 outstanding Class A units were valued at predecessor cost, which resulted in no value to the units with the resulting liability assumed recorded at a loss in the statement of operations.

As of December 31, 2017, the authorized share capital of the Company consisted of 100,000,000 shares of common stock with a par value of $0.0001 per share. There were 429,308 and 317,183 shares of common stock issued and outstanding as of December 31, 2017 and 2016.

As of December 31, 2017, the authorized share capital of the Company consisted of 10,000,000 shares of preferred stock with a par value of $0.0001 per share. There were no shares of preferred stock issued and outstanding as of December 31, 2017.